Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (20,402,000)	$ (8,746,000)	$ (18,219,398)	$ (41,659,000)	$ (33,552,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock for in-process research and development expense	3,787,000				4,748,000
Stock-based compensation	1,566,000	340,000		2,202,000	0
Non-cash interest expense				0	2,658,000
Depreciation and amortization	30,000	24,000		103,000	13,000
Change in fair value of warrant liability	293,000		8,018,459
Transaction costs			179,832
Amortization of premium on marketable securities	628,000	174,000		933,000	267,000
Realized gain on marketable securities	(45,000)	(15,000)		(218,000)	(53,000)
Changes in operating assets and liabilities:
Prepaid expenses	(3,913,000)	(1,196,000)		(727,000)	(166,000)
Interest receivable on marketable securities	77,000	290,000		(264,000)	(828,000)
Payment of lease security deposit				0	(421,000)
Accounts payable	3,940,000	240,000		34,000	1,947,000
Accrued expenses	(701,000)	87,000		2,921,000	944,000
Deferred rent	10,000	84,000		146,000	11,000
Net cash used in operating activities	14,700,000	(8,718,000)		(36,529,000)	(24,432,000)
Cash Flows from Investing Activities:
Purchases of marketable securities	(24,513,000)	(1,544,000)		(143,289,000)	(136,232,000)
Proceeds from sale of marketable securities	23,542,000	12,270,000		70,606,000	23,544,000
Proceeds from (purchase of) investment held to maturity		(21,000)		2,508,000	(2,508,000)
Purchases of property and equipment	(114,000)	(97,000)		(145,000)	(659,000)
Net cash used in investing activities	(1,085,000)	10,608,000		(70,320,000)	(115,855,000)
Cash Flows from Financing Activities:
Proceeds from the Merger, net of offering costs paid (see Note 3)	624,964,000
Proceeds from promissory note – related party				0	30,000
Repayment of promissory note – related party				0	(630,000)
Proceeds from convertible debt				0	14,990,000
Proceeds from issuance of preferred stock net of issuance costs				135,657,000	124,217,000
Proceeds from issuance of common stock				0	5,011,000
Deferred financing costs				(2,522,000)	0
Net cash provided by financing activities	624,964,000			133,135,000	143,618,000
Net increase in cash and cash equivalents	609,149,000	1,890,000		26,286,000	3,331,000
Cash and cash equivalents, beginning of the period	29,755,000	3,469,000		3,469,000	138,000
Cash and cash equivalents, end of the period	638,904,000	$ 5,359,000	29,755,000	29,755,000	3,469,000
Non-Cash financing activities:
Deferred financing costs in accounts payable				107,000	0
Deferred financing costs in accrued expenses				296,000	0
Issuance of preferred shares on conversion of convertible debt				0	17,647,000
Issuance of common stock for in-process research and development	3,787,000			0	4,748,000
Deemed dividend related to beneficial conversion feature and accretion of discount on Redeemable Series A Convertible Preferred Stock				22,622,000	$ 0
Panacea Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net loss			(18,219,398)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account			(7,011)
Change in fair value of warrant liability			8,018,459
Transaction costs			179,832
Changes in operating assets and liabilities:
Prepaid expenses			(339,089)
Accounts payable and accrued expenses			2,519,883
Net cash used in operating activities			(880,658)
Change in fair value of warrant liability			8,018,459
Change in fair value of FPA liability			6,966,666
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(143,750,000)
Net cash used in investing activities			(143,750,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			141,054,832
Proceeds from sale of Private Placement Units			4,875,000
Proceeds from promissory note – related party			80,000
Repayment of promissory note – related party			(80,000)
Payment of offering costs			(391,063)
Net cash provided by financing activities			145,538,769
Net increase in cash and cash equivalents			908,111
Cash and cash equivalents, beginning of the period	$ 908,111		0
Cash and cash equivalents, end of the period			908,111	$ 908,111
Non-Cash financing activities:
Initial classification of Class A common stock subject to possible redemption			121,415,295
Change in value of Class A common stock subject to possible redemption			(7,119,180)
Offering costs paid directly by Sponsor in consideration for the issuance of Class B common stock			25,000
Offering costs included in accrued offering costs			$ 99,000